Pay vs Performance Disclosure	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with the Pay versus Performance rules (the “PvP rules”) adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we provide the following disclosure regarding executive compensation for our CEO, who is our principal executive officer (“PEO”), and non-PEO named executive officers and Company performance for our five most recent fiscal years. The Compensation Committee and the board of directors did not consider the pay versus performance information below in making its pay decisions for any of the fiscal years presented. See the “Executive Compensation—Compensation Disclosure and Analysis” section of this proxy statement for information about the pay decisions made with respect to named executive officer compensation for the fiscal years discussed in that section.

Pursuant to the PvP rules, we provide the following information below:
•tabular compensation and performance disclosure for our fiscal years 2021, 2022, 2023, 2024, and 2025 (the “covered years”);
•additional disclosure regarding the relationship between the Compensation Actually Paid (“CAP” as calculated in accordance with the PvP rules) set forth in the pay versus performance table and each of the performance metrics set forth in the table and between the Company’s total shareholder return (“TSR”) and the TSR Peer Group (as set forth in the table below), in each case over the covered years; and
•a list of three financial performance measures that we consider to be our most important measures used to align compensation actually paid for fiscal year 2025 to the named executive officers (as used in this Pay Versus Performance section, the “NEOs”) to Company performance.
In the pay versus performance table below, we provide information about compensation of our NEOs for each of the covered years. Additionally, we provide information about the results for certain financial performance measures for the covered years. Although the PvP rules require us to disclose CAP, these amounts do not necessarily reflect compensation that our principal executive officer and other NEOs actually earned for the covered years. Instead, CAP reflects a calculation computed in accordance with the PvP rules, including adjusted values for unvested and vested equity awards during the covered years based on either year-end or vesting date stock prices and various accounting valuation assumptions. CAP generally fluctuates due to stock price performance.

Pay Versus Performance
							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for Former PEO	Compensation Actually Paid to Former PEO	Average Summary Compensation Table Total for Non- PEO NEOs	Average Compensation Actually Paid to Non- PEO NEOs	Elastic Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($000)	Company- Selected Measure: Total Revenue ($000)
(1)	(2)	(3)	(2)	(3)	(2)	(4)	(5)	(6)		(7)
2025	$14,348,734	$6,354,116	$—	$—	$5,868,698	$1,532,209	$134	$265	$(108,114)	$1,483,296
2024	$12,467,850	$30,137,183	$—	$—	$6,549,084	$11,342,190	$159	$233	$61,720	$1,267,321
2023	$13,740,871	$9,400,758	$—	$—	$7,962,040	$5,512,862	$89	$170	$(236,161)	$1,068,989
2022	$17,888,070	$12,888,629	$7,883,912	$2,918,134	$4,869,634	$(514,756)	$119	$157	$(203,848)	$862,374
2021	$—	$—	$10,565,607	$28,825,505	$6,642,551	$13,659,402	$188	$154	$(129,434)	$608,489

Named Executive Officers, Footnote
(1)Ashutosh Kulkarni served as our PEO for the entirety of fiscal years 2023, 2024, and 2025 and from January 11, 2022 to the end of fiscal year 2022 on April 30, 2022. Shay Banon (our “Former PEO”) served as the PEO for the entirety of fiscal year 2021 and during fiscal year 2022 from May 1, 2021 to January 11, 2022. Mr. Kulkarni served as a non-PEO NEO (“Reported NEO”) during fiscal year 2021 and during fiscal year 2022 until his appointment to PEO on January 11, 2022. Mr. Banon served as a Reported NEO during fiscal year 2022 from January 11, 2022 until the end of fiscal year 2022 on April 30, 2022 and during the entirety of fiscal years 2023 and 2024. For the purposes of this pay versus performance disclosure, both our PEO and Former PEO are included solely as PEOs in fiscal year 2022.
Our Reported NEOs for the specified covered years were as follows:
2025: Messrs. Banon, Welihinda, Dodds, Exner, Moorjani, and Prengel
2024: Messrs. Banon, Moorjani, Dodds, and Exner
2023: Messrs. Banon, Moorjani, and Exner and Ms. Herzog
2022: Mr. Moorjani, Paul Appleby, and W.H. Baird Garrett
2021: Messrs. Kulkarni, Moorjani, Appleby, and Garrett

Peer Group Issuers, Footnote	Peer group total shareholder return represents the cumulative shareholder return of the S&P 500 Information Technology Index, which we presented in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended April 30, 2025. For each covered year, our peer group TSR was calculated based on a deemed fixed investment of $100 through the measurement period, assuming dividend investment for the peer group, weighted according to the respective companies’ stock market capitalization at the beginning of the measurement period.
PEO Total Compensation Amount	$ 5,868,698	$ 6,549,084
PEO Actually Paid Compensation Amount	$ 1,532,209	11,342,190
Adjustment To PEO Compensation, Footnote	Amounts shown in these columns represent the compensation actually paid to our PEO and our Former PEO for the specified covered years, as calculated pursuant to the PvP rules. The compensation actually paid reflects the following adjustments to the Summary Compensation Table equity awards reported for the PEO and the Former PEO for that fiscal year.

PEO A. Kulkarni
+/-		2025
	Summary Compensation Table - Total Compensation	$14,348,734
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$12,999,970
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$8,789,900
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(3,691,996)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,302,569
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(1,341,661)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$53,461
=	Compensation Actually Paid	$6,354,116
Equity Award values are calculated in accordance with FASB ASC Topic 718. The valuation methodology used to calculate fair values did not materially differ from those disclosed at the time of grant. The compensation actually paid for the other covered years reflects similar types of adjustments to the Summary Compensation Table equity awards reported for the PEO and the Former PEO for those covered years.

Non-PEO NEO Average Total Compensation Amount			$ 7,962,040	$ 4,869,634	$ 6,642,551
Non-PEO NEO Average Compensation Actually Paid Amount			5,512,862	(514,756)	13,659,402
Adjustment to Non-PEO NEO Compensation Footnote	Amounts shown in this column represent the average compensation actually paid to the Reported NEOs for the covered years, as calculated pursuant to the PvP rules. The average compensation actually paid for fiscal year 2025 reflects the following adjustments to the Summary Compensation Table equity awards reported for the Reported NEOs for that fiscal year.

Reported NEO Average
+/-		2025
	Summary Compensation Table - Total Compensation	$5,868,698
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$5,160,516
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$3,232,155
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(668,581)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$286,184
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(182,200)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$1,843,531
=	Compensation Actually Paid	$1,532,209
See footnote (1) for the Reported NEOs included in the average for each specified covered year. Mr. Kulkarni is included as a Reported NEO only for fiscal year 2021, while Mr. Banon is included as a Reported NEO for fiscal years 2023 and 2024.

Equity Award values are calculated in accordance with FASB ASC Topic 718. The valuation methodology used to calculate fair values did not materially differ from those disclosed at the time of grant. The average compensation actually paid for the other covered years reflects similar types of adjustments to the Summary Compensation Table equity awards reported for the Reported NEOs for those covered years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Total revenue •Cloud revenue •Non-GAAP operating margin
Total Shareholder Return Amount	$ 134	159	89	119	188
Peer Group Total Shareholder Return Amount	265	233	170	157	154
Net Income (Loss)	$ (108,114)	$ 61,720	$ (236,161)	$ (203,848)	$ (129,434)
Company Selected Measure Amount	1,483,296	1,267,321	1,068,989	862,374	608,489
PEO Name	Ashutosh Kulkarni
Additional 402(v) Disclosure	Amounts shown in these columns represent (i) the total compensation reported in the “Total” column of the Summary Compensation Table for the specified covered years in the case of our PEO, (ii) the total compensation reported in the “Total” column of the Summary Compensation Table for the specified covered years in the case of our Former PEO, and (iii) the average of the total compensation reported in the “Total” column of the Summary Compensation Table for the Reported NEOs for the specified covered years.The cumulative TSR for the Company is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend investment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Each of these yearly percentage changes was applied to a deemed fixed investment of $100 at the beginning of the measurement period to produce the covered year-end values of such investment.
Measure:: 1
Pay vs Performance Disclosure
Name	Total revenue
Non-GAAP Measure Description	Our total revenue is a key driver of our performance and stockholder value creation. Total revenue was the sole performance metric used for our performance share unit awards for fiscal 2025, and had a 35% weighting among the performance measures used to determine annual bonuses under the Fiscal Year 2025 Bonus Plan. For more information on our use of this financial measure in executive pay decisions, see the section of this proxy statement titled “Executive Compensation—Compensation Discussion and Analysis – Compensation Policies and Practices – Setting Target Total Direct Compensation.”
Measure:: 2
Pay vs Performance Disclosure
Name	Cloud revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP operating margin
Ashutosh Kulkarni [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,348,734	$ 12,467,850	$ 13,740,871	$ 17,888,070	$ 0
PEO Actually Paid Compensation Amount	6,354,116	30,137,183	9,400,758	12,888,629	0
Shay Banon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	7,883,912	10,565,607
PEO Actually Paid Compensation Amount	0	$ 0	$ 0	$ 2,918,134	$ 28,825,505
PEO | Ashutosh Kulkarni [Member] | Stock and Option Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,999,970)
PEO | Ashutosh Kulkarni [Member] | Stock and Option Awards Granted During Year and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,789,900
PEO | Ashutosh Kulkarni [Member] | Stock and Option Awards in Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,691,996)
PEO | Ashutosh Kulkarni [Member] | Stock and Option Awards Granted During Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,302,569
PEO | Ashutosh Kulkarni [Member] | Stock and Option Awards Granted in Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,341,661)
PEO | Ashutosh Kulkarni [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,461)
Non-PEO NEO | Stock and Option Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,160,516)
Non-PEO NEO | Stock and Option Awards Granted During Year and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,232,155
Non-PEO NEO | Stock and Option Awards in Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(668,581)
Non-PEO NEO | Stock and Option Awards Granted During Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	286,184
Non-PEO NEO | Stock and Option Awards Granted in Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(182,200)
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,843,531)